Supplement to the
Fidelity® Limited Term Bond ETF
December 30, 2024
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2025.
T13-SUSTK-1225-106 1.9887762.106	December 12, 2025